Share-Based Payments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	16,287,972	4,631,721
Performance rights forfeited	5,819,922	962,688
Weighted average remaining contractual life of outstanding share options	4 years 3 months 18 days	3 years 4 months 24 days
Exercise price | $ / shares			$ 0.5	$ 0.5	$ 0.52
Number of share options awarded	0	0
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares				0.55
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price | $ / shares				$ 0.5
Performance Rights and Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights	The performance rights and options carry no dividend or voting rights.
Number of performance right and option convertible to ordinary share	1
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Minimum level of relative TSR required	35.00%
Highest level of payout of relative TSR	60.00%
Granted	16,287,972
Number of performance right convertible to ordinary shares	1	1
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend or voting rights	The share rights carry no dividend or voting rights.
Number of share right convertible to ordinary share	1
Granted	632,890	65,405
Performance rights forfeited		16,684
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share rights convertible to ordinary shares	1	1
Share-based compensation expense recognized | $	$ 402,966	$ 31,943
Share Rights | Non-Executive Directors | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reduction value of share rights received | $	110,000
Share Rights | Non-Executive Directors | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Reduction value of share rights received | $	$ 55,000